Administrative, operative, and project expenses (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Administrative, operation and project expenses:
Administrative expenses	$ 5,024	$ 5,103	$ 5,026
Exploration costs	952	1,770	2,089
Operations and project expenses	5,321	5,648	5,702
Administrative expenses
Administrative, operation and project expenses:
Labor expenses	2,248	2,194	2,029
General expenses	2,097	2,403	2,379
Depreciation and amortization	500	426	535
Taxes other than taxes on income	179	80	83
Operations and project expenses
Administrative, operation and project expenses:
Labor expenses	414	441	393
Depreciation and amortization	82	125	72
Taxes other than taxes on income	1,320	819	839
Commissions, fees, freights and services	1,433	1,685	1,683
Exploration costs	952	1,770	2,089
Fee for regulatory entities	228	219	288
Maintenance	171	173	108
Other	$ 721	$ 416	$ 230